Cover	Oct. 09, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 09, 2026
Entity File Number	001-42554
Entity Registrant Name	MARWYNN HOLDINGS, INC.
Entity Central Index Key	0002030522
Entity Tax Identification Number	99-1867981
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	2955 Main Street
Entity Address, Address Line Two	Ste 100
Entity Address, City or Town	Irvine
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92614
City Area Code	949
Local Phone Number	706-9966
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	MWYN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false